Property and Equipment (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 1,021,000	$ 972,000		$ 8,288
Accumulated depreciation	(661,000)	(609,000)		(7,665)
Magnolia Solar Corporation
Property, Plant and Equipment [Line Items]
Property and equipment, net		311		623
Ecoark Holdings, Inc.
Property, Plant and Equipment [Line Items]
Property and equipment, net	360,000	363,000	$ 403,000
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	114,000	110,000		2,182
Computers and software costs [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	425,000	382,000
Office equipment and computers [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		6,106,000		$ 6,106
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	478,000	476,000
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 4,000	$ 4,000